Summary of significant accounting policies (Details) - USD ($)		12 Months Ended
	Sep. 14, 2022	Jun. 30, 2022	Jun. 30, 2021
Summary of significant accounting policies (Details) [Line Items]
Accumulated deficit		$ 147,400,000
Net loss		$ 77,200,000
Working capital	$ 5,600,000
Unlimited useful life		5 years
Impairment charges amount			$ 99,943
Percentage of tax realized upon ultimate settlement		50.00%
Minimum [Member]
Summary of significant accounting policies (Details) [Line Items]
Residual value, percentage		0.00%
Maximum [Member]
Summary of significant accounting policies (Details) [Line Items]
Residual value, percentage		5.00%